Restrictions on distribution of profits and dividends (Details) - ARS ($) $ / shares in Units, $ in Millions			12 Months Ended
	May 11, 2015	Apr. 29, 2015	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Restrictions on distribution of profits and dividends
Minimum percentage of net income to be appropriated			5.00%
Threshold percentage of statutory reserves of the outstanding capital, used as criteria of allocation requirement			20.00%
Retained earnings			$ 7,630
Voluntary reserve for future dividends payment			9,730
Dividends declared and paid by Telecom Argentina during the year ($4.28, $2.06 and $0.83 peso per share, respectively)	$ 804		$ 4,151	[1]	$ 2,000	[2]	$ 804	[3]
Dividends declared and paid per share		$ 0.83	$ 4.28		$ 2.06		$ 0.83
Proposed for approval at the Annual General Meeting (not recognized as a liability as of December 31)			$ 1,989

[1]	As approved by the Company’s Board of Directors’ Meeting held on December 18, 2017. The amount in pesos is $ 4,150,312,272, which was rounded in this Consolidated Statement of changes in equity to be presented in millions of pesos to 4,151.
[2]	As approved by the Company's Board of Directors' Meeting held on April 29, 2016.
[3]	As approved by the Company’s Ordinary Shareholders’ Meeting held on April 29, 2015.